Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	VELA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001815493
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	vela
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 23, 2024
Prospectus Date	rr_ProspectusDate	Jan. 30, 2024
VELA Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VELA Small Cap Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VELA Small Cap Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 1 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.75%	0.75%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees)[1,2]	0.36%	0.36%
Acquired fund fees and expenses	0.02%	0.02%
Total annual fund operating expenses[3]	1.38%	1.13%

(1)	The fund’s “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

(3)	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$633	$915	$1,217	$2,075
Class I	$115	$359	$622	$1,375

VELA Small Cap Fund | VELA Small Cap Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,075
VELA Small Cap Fund | VELA Small Cap Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
VELA Large Cap Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VELA Large Cap Plus Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VELA Large Cap Plus Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 6 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.60%	0.60%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses[1]
Administrative fees[1,2]	0.36%	0.36%
Interest charges and dividend expense[3]	0.23%	0.23%
Total other expenses	0.59%	0.59%
Acquired fund fees and expenses	0.01%	0.01%
Total annual fund operating expenses[4]	1.45%	1.20%

(1)	The fund’s “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

(3)	Interest charges and dividend expense have been restated to reflect current interest charges and dividend expense.

(4)	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$640	$936	$1,253	$2,148
Class I	$122	$381	$660	$1,455

VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%	[4],[5]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%	[6]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,253
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,148
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%	[4],[5]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%	[6]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
VELA International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VELA International Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VELA International Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 12 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.75%	0.75%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees)[1,2]	0.36%	0.36%
Acquired fund fees and expenses	0.01%	0.01%
Total annual fund operating expenses[3]	1.37%	1.12%

(1)	The fund’s “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

(3)	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$633	$912	$1,212	$2,064
Class I	$114	$356	$617	$1,363

VELA International Fund | VELA International Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[8],[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,064
VELA International Fund | VELA International Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[8],[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
VELA Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VELA Income Opportunities Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VELA Income Opportunities Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 17 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.50%	0.50%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees)[1,2]	0.36%	0.36%
Acquired fund fees and expenses	0.01%	0.01%
Total annual fund operating expenses[3]	1.12%	0.87%

(1)	The fund’s “Other expenses” have been restated to reflect current fees.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

(3)	The fund’s “Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$608	$838	$1,086	$1,795
Class I	$89	$278	$482	$1,073

VELA Income Opportunities Fund | VELA Income Opportunities Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[11],[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 608
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,086
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,795
VELA Income Opportunities Fund | VELA Income Opportunities Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[11],[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
VELA Short Duration Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VELA SHORT DURATION FUND
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VELA SHORT DURATION FUND

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 24 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 44 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees) [1,2]	0.36%	0.36%
Total annual fund operating expenses	0.91%	0.66%

(1)	“Other expenses” are based on estimated amounts for the current fiscal year.

(2)	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$588	$776
Class I	$67	$211

VELA Short Duration Fund | VELA Short Duration Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[14],[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 588
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 776
VELA Short Duration Fund | VELA Short Duration Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[14],[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 211

[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
[4]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[5]	The fund’s “Other expenses” have been restated to reflect current fees.
[6]	Interest charges and dividend expense have been restated to reflect current interest charges and dividend expense.
[7]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
[8]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[9]	The fund’s “Other expenses” have been restated to reflect current fees.
[10]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
[11]	The fund’s “Other expenses” have been restated to reflect current fees.
[12]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[13]	The fund’s “Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
[14]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[15]	“Other expenses” are based on estimated amounts for the current fiscal year.